Share-based Payments - Award Activity Related to Stock Incentive Plans (Details) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Employee Stock Ownership Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	6,891,762	6,471,104	4,809,442
Granted (in shares)	5,021,627	3,944,938	4,328,364
Forfeited/expired before vesting (in shares)	(781,033)	(602,245)	(849,886)
Settled (in shares)	(3,192,681)	(2,922,035)	(1,816,816)
As of end of the year (in shares)	7,939,675	6,891,762	6,471,104
Board incentive plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	433,260	414,933	281,154
Granted (in shares)	252,647	188,695	192,818
Forfeited/expired before vesting (in shares)	(17,832)	0	0
Settled (in shares)	(182,843)	(170,368)	(59,039)
As of end of the year (in shares)	485,232	433,260	414,933